Weighted Average Number of Shares (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Potentially dilutive securities:
Convertible debt and accrued interest	10,751,345	10,775,363
Liability of shares to be issued	3,330,000	2,300,000
Convertible Preferred stock	49,713,545	37,929,545
Outstanding time-based warrants	19,323,406	18,190,906